INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [text block]
	As at December 31
(in millions of U.S. dollars)	2017	2016 (Note 5)
Inventories
Heap leach ore(4)	163.1	185.9
Work-in-process(3)	18.5	8.7
Finished goods(1)(3)	16.1	11.5
Stockpile ore(3)	23.8	6.7
Supplies(3)	50.4	40.9
	271.9	253.7
Less: non-current inventories(2)	(78.7)	(103.3)
Total current inventories	193.2	150.4
1.	The amount of inventories recognized in operating expenses for the year ended December 31, 2017 was $302.8 million (2016 - $259.1 million).
2.
Non-current inventories, which include heap leach inventories at Mesquite and low-grade stockpiled inventories at Rainy River, of $78.7 million (December 31, 2016 – $103.3 million) are expected to be recovered after one year.

3.	Rainy River achieved commercial production on November 1, 2017, resulting in Rainy River recognizing inventories as at December 31, 2017.
4.
During the year ended December 31, 2016 the Company wrote down $26.6 million of inventory at Cerro San Pedro of which $24.0 million was included in operating expenses and $2.6 million was included in depreciation and depletion.